ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the company's major subsidiaries and VIEs

		Place of	Percentage
	Date of	incorporation	of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity
Subsidiaries

Ambow Education Inc.	July 5, 2016	United States	100%	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc.	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

NewSchool of Architecture and Design, LLC (“NewSchool”)	March 6, 2020	United States	100%	CP&CE Programs

Schedule of financial information of the Group's VIEs and, as applicable, subsidiaries/schools of the Group's VIEs was included in the accompanying consolidated financial statements of the discontinued operations of the Group

	As of December 31,
	2021	2022
	RMB	RMB
Total assets	624,715	—
Total liabilities	616,717	—

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	411,805	385,366	—
Net (loss) income	(44,603)	64,544	—

Schedule of the Group's cash and cash equivalents in RMB held by the Group's VIEs and non-VIE in PRC of the discontinued operations

	As of December 31,
	2021	2022
	RMB	RMB
VIEs in PRC	124,174	—
Non-VIEs in PRC	762	—
Total	124,936	—